UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, Rancho Santa Fe, CA     92067

(Address of principal executive offices)                 (Zip code)

Harvey Neiman

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 759-4223

Date of fiscal year end: March 31

Date of reporting period: July 1, 2004 – June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: Neiman Fund
Custodian Name: US Bank

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

H.J. HEINZ	9/8/2004			1800	423074103	HNZ
Vote	MRV	vs. Mgmt.	Author	Proposal
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP) W.R. JOHNSON,
C.E. BUNCH, M.C. CHOKSI, L.S. COLEMAN, JR., P.H. COORS
E.E. HOLIDAY, C. KENDLE, D.R. O'HARE, L.C. SWANN, T.J. USHER
J.M. ZIMMERMAN
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF AUDITORS

CAMPBELL SOUP COMPANY	11/18/2004			2100	134429109	CPB
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP) JOHN F. BROCK, EDMUND M.
CARPENTER, PAUL R. CHARRON, DOUGLAS R. CONANT, BENNETT
DORRANCE, KENT B. FOSTER, HARVEY GOLUB, RANDALL W.
LARRIMORE, PHILIP E LIPPINCOTT, MARY ALICE D. MALONE, DAVID C.
PATTERSON, CHARLES R. PERRIN, DONALD M. STEWART, GEORGE
STRAWBRIDGE JR, LES C. VINNEY, CHARLOTTE C. WEBER
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF APPOINTMENT OF AUDITORS
FOR	FOR	WITH	ISSUER	3. RE-APPROVAL OF THE ANNUAL INCENTIVE PLAN

HARRAH'S ENTERTAINMENT	3/11/2005			1000	413619107	HET
SPECIAL MEETING
FOR	FOR	WITH	ISSUER	1. APPROVAL OF THE ISSUANCE OF SHARES OF HARRAH'S
COMMON STOCK, PURSUANT TO THE AGREEMENT AND PLAN
OF MERGER , DATED JULY 14, 2004, BY AND AMONG HARRAH'S
ENTERTAINMENT, INC, HARRAH'S OPERATING COMPANY, INC, A
WHOLLY OWNED SUBSIDIARY OF HARRAH'S AND CEASERS
ENTERTAINMENT, INC.
FOR	FOR	WITH	ISSUER	2. APPROVAL OF AN AMENDMENT TO HARRAH'S CERTIFICATE OF
INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES
OF HARRAH'S COMMON STOCK FROM 360,000,000 TO 720,000,000.

CATERPILLAR INC	4/13/2005			1000	149123101	CAT
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP) FRANK BLOUNT, JOHN
R. BRAZIL, EUGENE V. FIFE, GAIL D. FOSLER, PETER A. MAGOWAN
FOR	FOR	WITH	ISSUER	2. RATIFY AUDITORS
AGAINST	AGAINST	WITH	STOCKHOLDER	3. RIGHTS PLAN
AGAINST	AGAINST	WITH	STOCKHOLDER	4. CODE OF CONDUCT
AGAINST	AGAINST	WITH	STOCKHOLDER	5. GLOBAL PANDEMICS
AGAINST	AGAINST	WITH	STOCKHOLDER	6. DIRECTOR ELECTION

GENERAL ELECTRIC COMPANY	4/27/2005			2000	369604103	GE
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
JAMES I CASH, WILLIAM M CASTELL, DENNIC D DAMMERMAN
ANN M FUDGE, CLAUDIO X GONZALEZ, JEFFEREY R IMMELT, ANDREA
JUNG, ALAN G LAFLEY, RALPH S LARSEN, ROCHELLE B LAZRUS
SAM NUNN, ROGER S. PENSKE, ROBERT J SWIERINGA, DOUGLAS A
WARNER III, ROBERT C WRIGHT.
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF SELECTION OF INDEPENDENT AUDITOR
AGAINST	AGAINST	WITH	STOCKHOLDERS	3. CUMULATIVE VOTING
AGAINST	AGAINST	WITH	STOCKHOLDERS	4. REPORT ON NUCLEAR RISK
AGAINST	AGAINST	WITH	STOCKHOLDERS	5. REPORT ON PCB CLEANUP COSTS
AGAINST	AGAINST	WITH	STOCKHOLDERS	6. CURB OVER-EXTENDED DIRECTORS
AGAINST	AGAINST	WITH	STOCKHOLDERS	7. REPORT ON SUSTAINABILITY
AGAINST	AGAINST	WITH	STOCKHOLDERS	8. DISCLOSE POLITICAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	STOCKHOLDERS	9. ANIMAL TESTING

HONEYWELL	4/25/2005			2000	438516106	HON
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
MARSHALL N CARTER, DAVID M COTE, BRADLEY T SHEARES
JOHN R STAFFORD, MICHAEL W WRIGHT
FOR	FOR	WITH	ISSUER	2. APPOINTMENT OF INDEPENDENT ACCOUNTANTS
FOR	FOR	WITH	ISSUER	3. AMEND THE RESTATED CERTIFICATE OF INCORPORATION AND
BY-LAWS TO ELIMINATE THE CLASSIFIED STRUCTURE OF THE BOARD
FOR	FOR	WITH	ISSUER	4. AMEND RESTATED CERTIFICATE OF INCORPORATION AND BY-LAWS
TO ELMINATE SUPERMAJORITY VOTING PROVISIONS
AGAINST	AGAINST	WITH	STOCKHOLDER	5. MAJORITY VOTE SHAREHOLDER COMMITTEE
AGAINST	AGAINST	WITH	STOCKHOLDER	6. SEPERATION OF CHAIRMAN/CEO
AGAINST	AGAINST	WITH	STOCKHOLDER	7. EXECUTIVE PAY DISPARITY REPORT
AGAINST	AGAINST	WITH	STOCKHOLDER	8. EXECUTIVE COMPENSATION LIMIT
AGAINST	AGAINST	WITH	STOCKHOLDER	9. COMMONSENSE EXECUIVE COMPENSATION FREAMEWORK
PROPOSAL

WEYERHAEUSER COMPANY	4/21/2005			1000	962166104	WY
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
D. MICHAEL STEUERT, MARTHA A INGRAM, JOHN I KIECKHEFER
ARNOLD G LANGBO, CHARLES R WILLIAMSON
AGAINST	AGAINST	WITH	STOCKHOLDER	2. EXPENSING STOCK OPTIONS
AGAINST	AGAINST	WITH	STOCKHOLDER	3. CLASSIFIED BOARD
AGAINST	AGAINST	WITH	STOCKHOLDER	4. PERFORMANCE BASED OPTIONS
AGAINST	AGAINST	WITH	STOCKHOLDER	5. NATIONAL FOREST TIMBER PURCHASES
FOR	FOR	WITH	ISSUER	6. APPOINTMENT OF AUDITORS

ALTRIA GROUP INC.	4/28/2005			1600	02209S103	MO
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
ELIZABETH E BAILEY, HAROLD BROWN, MATHIS CABIALLAVETTA
LOUIS C CAMILLERI, J DUDLEY FISHBURN, ROBERT E HUNTLEY
THOMAS W JONES, GEORGE MUNOZ, LUCIO A NOTO, JOHN S REED
CARLOS SLIM HELU, STEPHEN M WOLF
FOR	FOR	WITH	ISSUER	2. 2005 PERFORMANCE INCENTIVE PLAN
FOR	FOR	WITH	ISSUER	3. 2005 STOCK COMPENSATION PLAN FOR NON-EMPLOYEE
DIRECTORS
FOR	FOR	WITH	ISSUER	4. RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS
AGAINST	AGAINST	WITH	STOCKHOLDER	5. REQUESTIONG ELIMINATION OF ANIMAL TESTING FOR TOBACCO
PRODUCTS
AGAINST	AGAINST	WITH	STOCKHOLDER	6. REQUETING MORE WAYS TO MORE ADEQUATELY WARN
PREGNANT WOMEN
AGAINST	AGAINST	WITH	STOCKHOLDER	7. SEEKING TO CEASE PROMOTING "LIGHT" AND "ULTRA LIGHT" BRANDS
AGAINST	AGAINST	WITH	STOCKHOLDER	8. SEEKING TO EXTEND NEW YORK FIRE-SAFE PRODUCTS NATIONALLY

CITIGROUP INC	4/19/2005			1500	172967101	C
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
C MICHAEL ARMSTRONG, ALAIN JP BELDA, GEORGE DAVID
KENNETH T DERR, JOHN M DEUTCH, R HERNANDEZ RAMIREZ
ANN DIBBLE JORDAN, KLAUS KLEINFELD, DUDLEY C MECUM, ANNE
MULCAHY, RICHARD D PARSONS, CHARLES PRINCE, JUDITH RODIN,
ROBERT E. RUBIN, FRANKLIN A THOMAS, SANFORD I WEILL,
ROBERT B WILLUMSTAD
FOR	FOR	WITH	ISSUER	2. RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM FOR 2005.
FOR	FOR	WITH	ISSUER	3. APPROVE AMENDED AND RESTATED CITIGROUP 1999 STOCK
INCENTIVE PLAN
AGAINST	AGAINST	WITH	STOCKHOLDER	4. CURB ON EXECUTIVE COMPENSATION, NO FUTURE STOCK OPTION
GRANTS AND NO RENEWALS OR EXTENSIONS OF OPTION PLANS
AGAINST	AGAINST	WITH	STOCKHOLDER	5. REPORT ON POLITICAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	STOCKHOLDER	6. REQUEST THAT THE CHAIRMAN OF THE BOARD HAVE NO
MANAGEMENT DUTIES, TITLES OR RESPONSIBILITIES
AGAINST	AGAINST	WITH	STOCKHOLDER	7. CEO COMPENSATION BE LIMITED TO NO MORE THAN 100 TIMES THE
AVERAGE COMPENSATION PAID TO THE COMPANY'S NON-MANAGERIAL
WORKERS UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED
AGAINST	AGAINST	WITH	STOCKHOLDER	8. ELECTION OF DIRECTOR NOMINEES BY A MAJORITY OF VOTES CAST
AGAINST	AGAINST	WITH	STOCKHOLDER	9. BY LAW AMENDMENT PROHIBITING THE PAYMENT OF NON-
DEDUCTIBLE COMPENSATION TO ANY OFFICER UNLESS PRIOR
STOCKHOLDER APPROVAL IS GRANTED
AGAINST	AGAINST	WITH	STOCKHOLDER	10. A SIMPLE MAJORITY VOTE APPLY ON EACH ISSUE THAT CAN BE
SUBJECT TO A SHAREHOLDER VOTE.

HARRAH'S ENTERTAINMENT INC	4/28/2005			1400	413619107	HET
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
BARBARA T ALEXANDER, FRANK J BIONDI JR, ROBERT G MILLER
CHRISTOPHER J WILLIAMS
FOR	FOR	WITH	ISSUER	2. APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR
2005 CALENDAR YEAR

RAYTHEON COMPANY	5/4/2005			2000	755111507	RTN
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
BARBARA M BARRETT, FREDERIC M POSES, LINDA G STUNTZ
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT AUDITORS
FOR	FOR	WITH	ISSUER	3. AMENDMENT TO CERTIFICATE OF INCORPORATION TO DECLASSIFY
THE BOARD OF DIRECTORS
FOR	FOR	WITH	ISSUER	4. AMENDMENTS TO 2001 STOCK PLAN
FOR	FOR	WITH	ISSUER	5. AMENDMENTS TO 1997 NONEMPLOYEE DIRECTORS RESTRICTED
STOCK PLAN
AGAINST	AGAINST	WITH	STOCKHOLDER	6. MACBRIDE PRINCIPLES
AGAINST	AGAINST	WITH	STOCKHOLDER	7. MAJORITY VOTING FOR DIRECTORS
AGAINST	AGAINST	WITH	STOCKHOLDER	8. ELECT RETIREE AS DIRECTOR

BANK OF AMERICA CORP	4/27/2005			1600	60505104	BAC
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
MILLIAM BARNET III, CHARLES W COKER, JOHN T COLLINS,
GARY L COUNTRYMAN, PAUL FULTON, CHARLES K GIFFORD
W STEVEN JONES, KENNETH D LEWIS, WALTER E MASSEY, THOMAS
J MAY, PATRICIA E MITCHELL, EDWARD L ROMERO, THOMAS M RYAN,
O TEMPLE SLOAN JR, MEREDITH R SPANGLER, ROBERT L TILLMAN
JACKIE M WARD
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT PUBLIC ACCOUNTANTS
AGAINST	AGAINST	WITH	STOCKHOLDER	3. POLITICAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	STOCKHOLDER	4. NOMINATION OF DIRECTORS

CHEVRONTEXACO CORP.	4/27/2005			1600	166764100	CVX
FOR	FOR	WITH	ISSUER	1.ELECTION OF DIRCETORS (AS A GROUP)
S.H. ARMACOST, R.E. DENHAM, R.J. EATON, S. GINN, C.A. HILLS
F.G. JENIFER, S. NUNN, D.J. O'REILLY, P.J. ROBERTSON
C.R. SHOEMATE, R.D. SUGAR, C. WARE
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM
AGAINST	AGAINST	WITH	STOCKHOLDER	3. DIRECTORS' COMPENSATION
AGAINST	AGAINST	WITH	STOCKHOLDER	4. EXECUTIVE SEVERANCE AGREEMENTS
AGAINST	AGAINST	WITH	STOCKHOLDER	5. STOCK OPTION EXPENSING
AGAINST	AGAINST	WITH	STOCKHOLDER	6. ANIMAL TESTING
AGAINST	AGAINST	WITH	STOCKHOLDER	7. OIL & GAS DRILLING IN PROTECTED/SENSITIVE AREAS
AGAINST	AGAINST	WITH	STOCKHOLDER	8. REPORT ON ECUADOR

E.I. DU PONT DE NEMOURS	4/27/2005			1600	263534109	DD
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
A.J.P. BELDA, R.H. BROWN, C.J. CRAWFORD, J.T. DILLON
L.C. DUEMLING, C.O. HOLLIDAY JR, L.D. JULIBER, M. NAITOH
W.K. REILLY, H.R. SHARP III, C.M. VEST
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM
AGAINST	AGAINST	WITH	STOCKHOLDER	3. ON GOVERNMENT SERVICE
AGAINST	AGAINST	WITH	STOCKHOLDER	4. ON INTERNATIONAL WORKPLACE STANDARDS
AGAINST	AGAINST	WITH	STOCKHOLDER	5. ON EXECUTIVE COMPENSATION
AGAINST	AGAINST	WITH	STOCKHOLDER	6. ON ANIMAL TESTING
AGAINST	AGAINST	WITH	STOCKHOLDER	7. ON GENETICALLY MODIFIED FOOD
AGAINST	AGAINST	WITH	STOCKHOLDER	8. ON PERFORMANCE BASED OPTIONS
AGAINST	AGAINST	WITH	STOCKHOLDER	9. ON DISCLOSURE OF PFOA COSTS

WELLS FARGO & COMPANY	4/26/2005			1400	949746101	WFC
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
J.A. BLANCHARD III, SUSAN E ENGEL, ENRIQUE HERNANDEZ JR
ROBERT L JOSS, REATHA CLARK KING, RICHARD M KOVACEVICH
RICHARD D MCCORMICK, CYNTHIA H MILLIGAN, PHILIP J QUIGLEY
DONALD B RICE, JUDITH M RUNSTAD, STEPHEN W SANGER
SUSAN G SWENSON, MICHAEL W WRIGHT
FOR	FOR	WITH	ISSUER	2. PROPOSAL TO APPROVE THE COMPANY'S AMENDED AND
RESTATED LONG TERM INCENTIVE COMPENSATION PLAN
FOR	FOR	WITH	ISSUER	3. PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP AS
INDEPENDENT AUDITORS FOR 2005
AGAINST	AGAINST	WITH	STOCKHOLDER	4. PAYDAY LENDING
AGAINST	AGAINST	WITH	STOCKHOLDER	5. EXECUTIVE COMPENSATION AND PREDATORY LENDING
AGAINST	AGAINST	WITH	STOCKHOLDER	6. PERFORMANCE SHARES
AGAINST	AGAINST	WITH	STOCKHOLDER	7. CHIEF EXECUTIVE OFFICER COMPENSATION
AGAINST	AGAINST	WITH	STOCKHOLDER	8. SEPERATION OF BOARD CHAIR AND CEO POSITIONS

JPMORGAN CAHSE & CO	5/17/2005			3084	46625H100	JPM
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS ( AS A GROUP)
HANS W BERCHERER, JOHN H BIGGS, LAWRENCE A BOSSIDY
STEPHEN B BURKE, JAMES S CROWN, JAMES DIMON, ELLEN V FUTTER
WILLIAM H GRAY III, WILLIAM B HARRISON JR, LABAN P JACKSON JR
JOHN W KESSLER, ROBERT I LIPP, RICHARD A MANOOGIAN
DAVID C NOVAK, LEE R RAYMOND, WILLIAM C WELDON
FOR	FOR	WITH	ISSUER	2. APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM
FOR	FOR	WITH	ISSUER	3. APPROVAL OF 2005 LONG TERM INCENTIVE PLAN
AGAINST	AGAINST	WITH	STOCKHOLDER	4. DIRECTOR TERM LIMITS
AGAINST	AGAINST	WITH	STOCKHOLDER	5. SEPERATION OF CHARIMAN AND CEO
AGAINST	AGAINST	WITH	STOCKHOLDER	6. COMPETITIVE PAY
AGAINST	AGAINST	WITH	STOCKHOLDER	7. RECOUP UNEARNED MANAGEMENT BONUSES

INTERNATIONAL PAPER COMPANY	5/10/2005			2000	460146103	IP
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS ( AS A GROUP)
ROBERT M AMEN, SAMIR G GIBARA, CHARLES R SHOEMATE
WILLIAM G WALTER
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S
INDEPENDENT AUDITORS FOR 2005
AGAINST	AGAINST	WITH	STOCKHOLDER	3. PROPOSAL RELATING TO LIMITING COMPENSATION OF CHIEF
EXECUTIVE OFFICER

MCDONALD'S CORPORATION	5/11/2005			2000	580135101	MCD
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
HALL ADAMS JR, CARY D MCMILLIAN, MICHAEL J ROBERTS
JAMES A SKINNER, ANNE-MARIE SLAUGHTER
FOR	FOR	WITH	ISSUER	2. APPORVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM
AGAINST	AGAINST	WITH	STOCKHOLDER	3. APPROVAL OF A SHAREHOLDER PROPOSAL RELATING TO
GENETIC ENGINEERING OF FOOD AND SEED

EXXON MOBIL CORPORATION	5/25/2005			1500	3231G102	XOM
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
M.J. BOSKIN, W.W. GEORGE, J.R. HOUGHTON, W.R. HOWELL, R.C. KING
P.E. LIPPINCOTT, H.A. MCKINNELL JR, M.C. NELSON, L.R. RAYMOND
W.V. SHIPLEY, R.W. TILLERSON
FOR	FOR	WITH	ISSUER	2. RATIFICATION OF INDEPENDENT AUDITORS
AGAINST	AGAINST	WITH	STOCKHOLDER	3. POLITCAL CONTRIBUTIONS
AGAINST	AGAINST	WITH	STOCKHOLDER	4. BOARD COMPENSATION
AGAINST	AGAINST	WITH	STOCKHOLDER	5. INDUSTRY EXPERIENCE
AGAINST	AGAINST	WITH	STOCKHOLDER	6. ACEH SECURITY REPORT
AGAINST	AGAINST	WITH	STOCKHOLDER	7. AMENDMENT OF EEO POLICY
AGAINST	AGAINST	WITH	STOCKHOLDER	8. BIODIVERSITY IMPACT REPORT
AGAINST	AGAINST	WITH	STOCKHOLDER	9. CLIMATE SCIENCE REPORT
AGAINST	AGAINST	WITH	STOCKHOLDER	10. KYOTO COMPLIANCE REPORT

GENERAL MOTORS COPRORATION	6/7/2005			2000	370442105	GM
FOR	FOR	WITH	ISSUER	1. ELECTION OF DIRECTORS (AS A GROUP)
P.N. BARNEVIK, E.B. BOWLES, J.H. BRYAN, A.M. CODINA,
G.M.C. FISHER, K. KATEN, K. KRESA, E.J. KULLMAN, P.A. LASKAWY
E.S. O'NEAL, E. PFEIFFER, G.R. WAGONER JR.
FOR	FOR	WITH	ISSUER	2. RATIFY SELCTION OF INDEPENDENT ACCOUNTANTS
AGAINST	AGAINST	WITH	STOCKHOLDER	3. ELIMINATE AWARDING, REPRICING, OR RENEWING STOCK OPTIONS
AGAINST	AGAINST	WITH	STOCKHOLDER	4. ADOPT CUMULATIVE VOTING
AGAINST	AGAINST	WITH	STOCKHOLDER	5. REQUEST REPORT ON GREENHOUSE GAS EMMISIONS
AGAINST	AGAINST	WITH	STOCKHOLDER	6. REQUEST STOCKHOLDER APPROVAL FOR FUTURE GOLDEN
PARACHUTES
AGAINST	AGAINST	WITH	STOCKHOLDER	7. APPLY SIMPLE MAJORITY VOTE ON ITEMS SUBJECT TO
STOCKHOLDER VOTE

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/ Daniel Neiman,  Secretary

                (Signature, Title)

Date:       8/23/05